SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 03, 2023	Jan. 23, 2023	Sep. 30, 2023	Jun. 30, 2023	Feb. 10, 2023	Jan. 11, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
SUBSEQUENT EVENTS
Common stock, par value			$ 0.0001				$ 0.0001	$ 0.0001
Common shares, shares issued			37,159,600				138,848,177	138,825,356
Priveterra common stock, outstanding prior to the Merger			37,159,600				138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP.
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
PRIVETERRA ACQUISITION CORP. | Class A member
SUBSEQUENT EVENTS
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
PRIVETERRA ACQUISITION CORP. | Class B common stock
SUBSEQUENT EVENTS
Common stock, par value				$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued				6,900,000			6,900,000	6,900,000	6,900,000
Priveterra common stock, outstanding prior to the Merger				6,900,000			6,900,000	6,900,000	6,900,000
PRIVETERRA ACQUISITION CORP. | Subsequent events
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class A member
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	1,528,826
Common stock, par value					$ 0.0001
Common shares, shares issued	2,002,272
Priveterra common stock, outstanding prior to the Merger	2,002,272
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class B common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	6,900,000
Common shares, shares issued	6,900,000
Priveterra common stock, outstanding prior to the Merger	6,900,000
PRIVETERRA ACQUISITION CORP. | AEON
SUBSEQUENT EVENTS
Agreed amount with certain investors						$ 20,000,000
PRIVETERRA ACQUISITION CORP. | AEON | Subsequent events
SUBSEQUENT EVENTS
Agreed amount with certain investors						$ 20,000,000